BETTER 10K - LEASES - Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets	$ 24,934		$ 41,979	$ 56,970	$ 65,889	$ 0
Finance lease right-of-use assets			2,162	2,683
Right-of-use assets			$ 44,141	$ 59,653
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Property and equipment, net	Property and equipment, net
Lease liabilities	$ 35,879	$ 13,000	$ 60,049	$ 73,657	$ 69,566	$ 0
Total lease liabilities			1,062	2,184
Lease liabilities			$ 61,111	$ 75,841
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Total other liabilities	Total other liabilities